Pension and Severance Plans (Amounts Recognized in Consolidated Balance Sheets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018
Japan
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	¥ 3,476	¥ 3,426
Noncurrent liabilities	(296,226)	(302,923)
Ending balance	(292,750)	(299,497)
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Noncurrent assets	14,745	8,396
Current liabilities	(4,412)	(4,121)
Noncurrent liabilities	(87,502)	(90,927)
Ending balance	¥ (77,169)	¥ (86,652)